Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment
Schedule of property and equipment, net

Property and equipment is stated at cost less accumulated depletion, depreciation and impairment and consisted of the following (in thousands):

	December 31, 2012	December 31, 2011
Oil and natural gas properties (successful efforts method)	$839,154	$791,737
Unproved properties	1,264	1,723
Other property and equipment	318	302
	840,736	793,762
Accumulated depletion, depreciation and impairment	(324,774)	(274,896)
Total property and equipment, net	$515,962	$518,866